Accrued Pension and Severance Costs - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Japanese Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contributions during the year ending March 31, 2016	¥ 941
Non-Japanese Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contributions during the year ending March 31, 2016	¥ 116